UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal 2020 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock Municipal 2020 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 0.4%	Courtland, Alabama, IDB, Solid Waste Disposal Revenue Refunding
	Bonds (International Paper Company Project),
	Series A, 4.75%, 5/01/17	$ 1,165	$ 1,014,960
Arizona - 0.8%	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
	5%, 12/01/18	1,500	1,237,065
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
	5.25%, 12/01/20	1,000	808,170
			2,045,235
California - 22.8%	California State Various Purpose, GO, 5%, 11/01/22	12,000	11,622,120
	California Statewide Communities Development Authority Revenue
	Bonds (John Muir Health), Series A, 5%, 8/15/22	5,000	4,689,950
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue
	Refunding Bonds, CABS, 5.953%, 1/15/21 (a)	12,500	5,580,375
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue
	Refunding Bonds, CABS, 5.844%, 1/15/22 (a)	10,000	4,138,000
	Golden State Tobacco Securitization Corporation of California, Tobacco
	Settlement Revenue Bonds, Series A-1, 6.625%, 6/01/13 (b)	3,000	3,340,290
	Golden State Tobacco Securitization Corporation of California, Tobacco
	Settlement Revenue Bonds, Series A-1, 6.75%, 6/01/13 (b)	12,010	13,435,707
	Golden State Tobacco Securitization Corporation of California, Tobacco
	Settlement Revenue Bonds, Series A-3, 7.875%, 6/01/13 (b)	975	1,134,617
	Golden State Tobacco Securitization Corporation of California, Tobacco
	Settlement Revenue Bonds, Series A-5, 7.875%, 6/01/13 (b)	1,470	1,710,654
	Golden State Tobacco Securitization Corporation of California, Tobacco
	Settlement Revenue Bonds, Series B, 5.375%, 6/01/10 (b)	10,000	10,362,900
	Riverside County, California, Asset Leasing Corporation, Leasehold
	Revenue Bonds (Riverside County Hospital Project),
	5.69%, 6/01/25 (a)(c)	6,865	2,529,547
			58,544,160
Colorado - 1.8%	E-470 Public Highway Authority, Colorado Revenue Bonds, CABS, Senior
	Series B, 5.36%, 9/01/22 (a)(c)	4,500	1,874,880
	Park Creek Metropolitan District, Colorado, Senior Limited Tax
	Supported Revenue Refunding Bonds, 5.25%, 12/01/25	3,000	2,626,410
			4,501,290
District of Columbia -	District of Columbia, Revenue Refunding Bonds (Friendship Public
5.1%	Charter School, Inc.), 5.75%, 6/01/18 (d)	2,680	2,535,253
	District of Columbia, Revenue Refunding Bonds (Friendship Public
	Charter School, Inc.), 5%, 6/01/23 (d)	3,320	2,722,134

Portfolio Abbreviations
To simplify the listings of the portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
CABS	Capital Appreciation Bonds	IDB	Industrial Development Board
COP	Certificates of Participation	M/F	Multi-Family
EDA	Economic Development Authority	PCR	Pollution Control Revenue Bonds
EDR	Economic Development Revenue Bonds	S/F	Single-Family
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes

BlackRock Municipal 2020 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	District of Columbia Tobacco Settlement Financing Corporation,
	Asset-Backed Revenue Refunding Bonds, 6.50%, 5/15/33	$ 4,215	$ 3,765,765
	Metropolitan Washington Airports Authority, D.C., Airport System
	Revenue Refunding Bonds, AMT, Series C-2, 5%, 10/01/24 (e)	5,000	4,203,600
			13,226,752
Florida - 14.2%	Bellalago, Florida, Educational Facilities Benefits District, Capital
	Improvement Special Assessment Bonds, Series A, 5.85%, 5/01/22	4,315	4,064,169
	Broward County, Florida, School Board, COP, Series A,
	5.25%, 7/01/22 (e)	1,250	1,215,900
	Grand Hampton Community Development District, Florida, Capital
	Improvement Special Assessment Bonds, 6.10%, 5/01/24	4,025	3,702,155
	Habitat, Florida, Community Development, Special Assessment Bonds,
	5.80%, 5/01/25	3,780	3,255,752
	Jacksonville, Florida, Sales Tax Revenue Bonds, 5%, 10/01/22	5,160	4,950,710
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Mount Sinai Medical Center of Florida),
	6.75%, 11/15/21	4,715	4,405,602
	Middle Village Community Development District, Florida, Special
	Assessment Bonds, Series A, 5.80%, 5/01/22	4,155	3,722,132
	Pine Island Community Development District, Florida, Utilities System
	Revenue Bonds, 5.30%, 11/01/10	495	476,586
	Stevens Plantation Community Development District, Florida, Special
	Assessment Revenue Bonds, Series B, 6.375%, 5/01/13	3,605	3,331,489
	Village Community Development District Number 5, Florida, Special
	Assessment Bonds, Series A, 6%, 5/01/22	2,845	2,793,079
	Westchester Community Development District Number 1, Florida,
	Special Assessment Bonds (Community Infrastructure), 6%, 5/01/23	5,375	4,603,096
			36,520,670
Georgia - 0.7%	Richmond County, Georgia, Development Authority, Environmental
	Improvement Revenue Bonds (International Paper Co. Projects), AMT,
	Series A, 5.75%, 11/01/27	2,350	1,907,448
Illinois - 12.7%	Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation
	Bonds, Class A, 8%, 6/15/23 (f)	2,155	1,947,991
	Chicago, Illinois, O'Hare International Airport, General Airport Revenue
	Bonds, Third Lien, Series A, 5%, 1/01/21 (g)	5,000	4,787,450
	Chicago, Illinois, O'Hare International Airport, General Airport Revenue
	Bonds, Third Lien, Series A, 5%, 1/01/22 (g)	7,000	6,603,870
	Illinois Development Finance Authority Revenue Bonds (Depaul
	University), Series C, 5.25%, 10/01/24	5,000	4,745,700
	Illinois Educational Facilities Authority Revenue Bonds (Northwestern
	University), 5%, 12/01/21	4,800	4,738,656
	Illinois State Finance Authority, Student Housing Revenue Bonds (MJH
	Education Assistance IV LLC), Senior Series A, 5.50%, 6/01/19	3,250	2,179,547
	Illinois State Finance Authority, Student Housing Revenue Bonds (MJH
	Education Assistance IV LLC), Sub-Series B, 5%, 6/01/24	1,075	310,675

BlackRock Municipal 2020 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School
	District Number 220, GO, Refunding, 5.25%, 12/01/20 (e)	$ 1,000	$ 1,030,250
	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State
	Tax Revenue Refunding Bonds (McCormick), Series A,
	5.26%, 6/15/22 (a)(c)	13,455	6,227,108
			32,571,247
Indiana - 5.9%	Indianapolis, Indiana, Airport Authority, Special Facilities, Revenue
	Refunding Bonds (Federal Express Corporation Project),
	AMT, 5.10%, 1/15/17	10,000	9,028,500
	Lawrence, Indiana, M/F Housing, Revenue Refunding Bonds (Pinnacle
	Apartments Project), AMT, 5.40%, 6/01/24 (h)	2,000	1,959,940
	Vincennes, Indiana, EDR, Refunding, 6.25%, 1/01/24	4,805	4,115,723
			15,104,163
Kansas - 1.3%	Unified Government of Wyandotte County and Kansas City, Kansas, Sales
	Tax Special Obligation Revenue Bonds (Kansas International Speedway
	Corporation Project), 5.20%, 12/01/20 (a)(c)	6,440	3,383,254
Kentucky - 0.7%	Kentucky Housing Corporation, Housing Revenue Bonds, AMT, Series C,
	4.625%, 7/01/22	2,000	1,714,480
Louisiana - 0.6%	De Soto Parish, Louisiana, Environmental Improvement Revenue
	Bonds (International Paper Co. Project), AMT, Series A,
	5.85%, 11/01/27	2,000	1,643,280
Maryland - 5.9%	Frederick County, Maryland, Special Obligation Tax Bonds (Urbana
	Community Development Authority), 6.625%, 7/01/25	3,000	2,910,300
	Frederick County, Maryland, Special Obligation Tax Bonds (Urbana
	Community Development Authority), Series A, 5.80%, 7/01/20	4,711	4,423,911
	Maryland State Health and Higher Educational Facilities Authority,
	Revenue Refunding Bonds (MedStar Health, Inc.), 5.375%, 8/15/24	8,500	7,910,950
			15,245,161
Massachusetts - 1.6%	Massachusetts State Development Finance Agency, Solid Waste Disposal
	Revenue Bonds (Waste Management, Inc. Project),
	AMT, 5.45%, 6/01/14	4,500	4,199,625
Michigan - 0.5%	Michigan State Hospital Finance Authority, Hospital Revenue Refunding
	Bonds (Sparrow Obligated Group), 4.50%, 11/15/26	1,500	1,223,190
Minnesota - 0.5%	Minnesota State Higher Education Facilities Authority Revenue Bonds
	(University of St. Thomas), Series Five Y, 5%, 10/01/24	1,250	1,165,150
Mississippi - 1.0%	Warren County, Mississippi, Environmental Improvement Revenue
	Bonds (International Paper Company Project), AMT, Series A,
	5.85%, 11/01/27	3,000	2,464,920
Missouri - 3.8%	Missouri State Development Finance Board, Infrastructure Facilities
	Revenue Bonds (Branson Landing Project), Series A, 5.50%, 12/01/24	5,000	4,494,500
	Missouri State Health and Educational Facilities Authority Health
	Facilities Revenue Refunding Bonds (BJC Health System),
	Series A, 5%, 5/15/20	5,500	5,285,390
			9,779,890
Nevada - 2.4%	Clark County, Nevada, EDR, Refunding (Alexander Dawson School of
	Nevada Project), 5%, 5/15/20	5,000	4,756,550

BlackRock Municipal 2020 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Henderson, Nevada, Local Improvement Districts, Special Assessment,
	Series NO T-18, 5.15%, 9/01/21	$ 1,765	$ 1,292,615
			6,049,165
New Hampshire - 5.2%	New Hampshire Health and Education Facilities Authority, Revenue
	Refunding Bonds (Elliot Hospital), Series B, 5.60%, 10/01/22	5,000	4,835,300
	New Hampshire State Business Finance Authority, PCR, Refunding (Public
	Service Company Project), AMT, Series B, 4.75%, 5/01/21 (c)	10,000	8,570,200
			13,405,500
New Jersey - 12.1%	Middlesex County, New Jersey, Improvement Authority Revenue
	Bonds (George Street Student Housing Project), Series A,
	5%, 8/15/23	1,000	891,570
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	10,000	8,703,500
	New Jersey EDA, EDR (Kapkowski Road Landfill Reclamation
	Improvement District Project), AMT, Series B, 6.50%, 4/01/31	7,500	6,952,200
	New Jersey EDA, First Mortgage Revenue Refunding Bonds
	(The Winchester Gardens at Ward Homestead Project), Series A,
	4.80%, 11/01/13	1,000	971,720
	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines
	Inc. Project), AMT, 7%, 11/15/30	5,000	4,112,100
	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines
	Inc. Project), AMT, 9%, 6/01/33	1,500	1,500,405
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (AtlantiCare Regional Medical Center), 5%, 7/01/20	2,110	1,997,516
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Capital Health System Inc.), Series A,
	5.75%, 7/01/23	4,000	3,830,920
	New Jersey State Housing and Mortgage Finance Agency, S/F Housing
	Revenue Bonds, AMT, Series T, 4.55%, 10/01/22	2,500	2,132,275
			31,092,206
New York - 8.2%	New York City, New York, City IDA, Special Facility Revenue Bonds
	(American Airlines, Inc. - JFK International Airport),
	AMT, 7.625%, 8/01/25	5,635	4,758,983
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31	5,000	4,164,550
	New York State Energy Research and Development Authority, Gas
	Facilities Revenue Refunding Bonds (Brooklyn Union Gas
	Company/Keyspan), AMT, Series A, 4.70%, 2/01/24 (i)	8,500	7,109,485
	Tobacco Settlement Financing Corporation of New York Revenue Bonds,
	Series B-1C, 5.50%, 6/01/20	5,000	5,059,000
			21,092,018
Ohio - 7.5%	American Municipal Power, Inc., Ohio, Revenue Refunding Bonds (Prairie
	State Energy Campus Project), Series A, 5.25%, 2/15/23	5,000	4,833,200
	Cuyahoga County, Ohio, Revenue Refunding Bonds,
	Series A, 6%, 1/01/19	3,000	3,156,900
	Cuyahoga County, Ohio, Revenue Refunding Bonds,
	Series A, 6%, 1/01/20	10,000	10,431,500

BlackRock Municipal 2020 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Pinnacle Community Infrastructure Financing Authority, Ohio, Revenue
	Bonds, Series A, 6%, 12/01/22	$ 1,060	$ 958,516
			19,380,116
Oklahoma - 1.2%	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds,
	Series A, 7.75%, 6/01/35	3,350	3,140,893
Pennsylvania - 6.0%	Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds
	(Lancaster General Hospital Project), 5.75%, 9/15/13 (b)	7,500	8,232,225
	Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh
	Continuing Care Project), 6%, 2/01/21	1,275	1,128,286
	Pennsylvania State Higher Educational Facilities Authority Revenue
	Bonds (LaSalle University), 5.50%, 5/01/26	6,680	6,024,358
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding
	Bonds, VRDN, 8.10%, 6/15/23 (e)(j)(k)	90	90,000
			15,474,869
Tennessee - 3.2%	Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
	Series A, 5.25%, 9/01/20	10,000	8,137,400
Texas - 7.4%	Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC
	Project), AMT, Series A, 6.75%, 4/01/38	1,100	1,026,872
	North Texas Tollway Authority, System Revenue Refunding Bonds, First
	Tier, Series A, 6%, 1/01/24	2,000	1,976,200
	Port Corpus Christi, Texas, Industrial Development Corporation Revenue
	Refunding Bonds, Series C, 5.40%, 4/01/18	3,500	3,305,995
	Texas State Turnpike Authority, Central Texas Turnpike System First Tier
	Revenue Bonds, CABS, Series A, 5.37%, 8/15/21 (a)(g)	7,990	3,599,655
	Texas State Turnpike Authority, Central Texas Turnpike System First Tier
	Revenue Bonds, CABS, Series A, 5.51%, 8/15/24 (a)(g)	8,450	3,037,437
	Weatherford, Texas, Independent School District, GO, Refunding, CABS,
	6.876%, 2/15/11 (a)(b)	4,040	1,772,025
	Weatherford, Texas, Independent School District, GO, Refunding, CABS,
	6.906%, 2/15/11 (a)(b)	4,040	1,876,661
	Weatherford, Texas, Independent School District, GO, Refunding, CABS,
	6.876%, 2/15/23 (a)	2,905	1,228,089
	Weatherford, Texas, Independent School District, GO, Refunding, CABS,
	6.906%, 2/15/24 (a)	2,905	1,148,085
			18,971,019
Virginia - 8.3%	Celebrate North Community Development Authority, Virginia, Special
	Assessment Revenue Bonds, Series B, 6.60%, 3/01/25	5,000	4,632,800
	Charles City County, Virginia, EDA, Solid Waste Disposal Revenue Bonds
	(Waste Management, Inc.), AMT, 5.125%, 8/01/27	10,000	9,253,500
	Mecklenburg County, Virginia, IDA, Exempt Facility Revenue Refunding
	Bonds (UAE LP Project), 6.50%, 10/15/17	7,500	7,573,725
			21,460,025
Washington - 3.2%	Washington State Compound Interest Bonds, GO, Series S-5,
	5.02%, 1/01/19 (a)(i)	10,000	5,907,700
	Washington State, GO, CABS, Series F, 5.33%, 12/01/21 (a)(c)	4,630	2,260,181
			8,167,881

BlackRock Municipal 2020 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Wisconsin - 2.2%	Wisconsin State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Wheaton Franciscan Services, Inc.),
	Series A, 5.50%, 8/15/17	$ 2,880	$ 2,709,648
	Wisconsin State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Wheaton Franciscan Services, Inc.),
	Series A, 5.50%, 8/15/18	3,190	2,955,088
			5,664,736
Multi-State - 8.3%	Charter Mac Equity Issuer Trust, 5.75%, 4/30/15 (f)(l)	1,000	1,027,770
	Charter Mac Equity Issuer Trust, 6%, 4/30/15 (f)(l)	4,000	4,149,480
	Charter Mac Equity Issuer Trust, 6%, 4/30/19 (f)(l)	2,500	2,512,450
	Charter Mac Equity Issuer Trust, 6.30%, 4/30/19 (f)(l)	2,500	2,565,100
	MuniMae TE Bond Subsidiary LLC, 5.40% (f)(l)(m)	5,000	4,783,850
	MuniMae TE Bond Subsidiary LLC, 5.80% (f)(l)(m)	5,000	4,524,450
	MuniMae TE Bond Subsidiary LLC, Series D, 5.90%, (f)(l)(m)	2,000	1,784,820
			21,347,920
Puerto Rico - 5.8%	Puerto Rico Commonwealth, Public Improvement, GO,
	Series B, 5.25%, 7/01/17	3,300	3,259,905
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN,
	5.125%, 7/01/13 (b)	10,900	11,757,939
			15,017,844
U.S. Virgin Islands -	Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds
0.4%	(Matching Fund Loan Note), Series A, 5.25%, 10/01/17	1,000	980,700
	Total Municipal Bonds - 161.7%		415,637,167
	Corporate Bonds
	San Manuel Entertainment Authority Series 04-C,
	4.50%, 12/01/16 (f)	4,000	3,670,320
	Total Corporate Bonds - 1.4%		3,670,320
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (n)
Illinois - 1.9%	Chicago, Illinois, Water Revenue Refunding Bonds,
	Second Lien, 5%, 11/01/20 (e)	5,000	4,957,300
	Total Municipal Bonds Transferred to Tender Option
	Bond Trusts - 1.9%		4,957,300
	Total Long-Term Investments (Cost - $455,268,054) - 165.0%		424,264,787
	Short-Term Securities	Shares
	Merrill Lynch Institutional Tax-Exempt Fund, 5.29% (o)(p)	5,400,000	5,400,000
	Total Short-Term Securities
	(Cost - $5,400,000) - 2.1%		5,400,000
	Total Investments (Cost - $460,668,054*) - 167.1%		429,664,787
	Other Assets Less Liabilities - 2.1%		5,341,887
	Liability for Trust Certificates, Including Interest Expense
	and Fees Payable - (1.5)%		(3,780,072)
	Preferred Shares, at Redemption Value - (67.7)%		(174,124,694)
	Net Assets Applicable to Common Shares - 100.0%		$ 257,101,908

BlackRock Municipal 2020 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)
*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$456,305,110
Gross unrealized appreciation	$5,978,714
Gross unrealized depreciation	(36,369,037)
Net unrealized depreciation	$(30,390,323)

(a)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(b)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	MBIA Insured.
(d)	ACA Insured.
(e)	FSA Insured.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g)	AMBAC Insured.
(h)	FNMA Collateralized.
(i)	FGIC Insured.
(j)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(k)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(l)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(m)	Security is a perpetual in nature and has no stated maturity date.
(n)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(o)	Represents the current yield as of report date.
(p)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
Merrill Lynch Institutional
Tax-Exempt Fund	5,400,000	$18,340

BlackRock Municipal 2020 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)
•	Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	•	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Trust's investments:
Valuation	Investments in
Inputs	Securities
Level 1	$5,400,000
Level 2	424,264,787
Level 3	-
Total	$429,664,787

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal 2020 Term Trust

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: November 24, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2020 Term Trust

Date: November 24, 2008